Significant accounting policies - Income taxes and uncertain tax positions (Details) (USD $)	3 Months Ended		9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Apr. 01, 2014	Mar. 31, 2014	Apr. 01, 2015
Income Tax Contingency [Line Items]
Income tax expense	$ 1,542,000	$ 0	$ 3,917,000	$ 0
Provision for uncertain tax positions	1,700,000		1,700,000
Increase (decrease) in uncertain tax positions	(300,000)	0	(1,700,000)	0
Income Tax Expense [Member]
Income Tax Contingency [Line Items]
Investment income, tax expense	(1,200,000)		(2,200,000)
Net investment income
Income Tax Contingency [Line Items]
Investment income, tax expense		300,000		700,000
TPRUK [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Income Tax Contingency [Line Items]
Corporate income tax rate					21.00%	23.00%
Income tax expense	$ 3,000		$ 20,000
TPRUK [Member] | Her Majesty's Revenue and Customs (HMRC) [Member] | Scenario, Forecast [Member]
Income Tax Contingency [Line Items]
Corporate income tax rate							20.00%